INTANGIBLE ASSETS - Movements in impairment of Intangible assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 ARS ($)
Intangible assets
Value, at the beginning of the year	$ 4,635
Additions	(1,623)
Value, at the end of the year	59,870
Accumulated impairment
Intangible assets
Additions	(1,623)
Value, at the end of the year	$ (1,623)